Investment property	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Investment property
7.
Investment property
(a)
This caption is made up as follows:

	2024	2023	Acquisition or construction year	Valuation methodology (f) 2024 / 2023
	S/(000)	S/(000)
Land (i)
San Isidro – Lima	279,775	269,194	2009	Appraisal
San Martín de Porres – Lima	80,389	77,970	2015	Appraisal
Pardo (Vivanda) (d)	68,200	12,903	2021	Appraisal / Cost
Nuevo Chimbote	37,382	34,724	2021	Appraisal
Ate Vitarte - Lima	32,195	31,510	2006	Appraisal
Santa Clara – Lima	28,613	27,229	2017	Appraisal
Piura (e)	—	39,081	2020	Appraisal
Others	33,982	32,738	-	Appraisal / Cost
	560,536	525,349
Completed investment property - “Real Plaza” shopping malls (i)
Talara	26,720	28,991	2015	DCF
	26,720	28,991
Buildings (i)
Orquídeas - San Isidro - Lima, (d) Note 3.4(o)	150,718	128,593	2017	DCF
Ate Vitarte – Lima	133,768	128,698	2006	DCF
Paseo del Bosque	100,023	87,168	2021	DCF
Chorrillos – Lima	95,849	94,184	2017	DCF
Piura	94,907	92,063	2020	DCF
Chimbote	48,690	47,054	2015	DCF
Maestro – Huancayo	35,004	34,978	2017	DCF
Cuzco	29,843	28,167	2017	DCF
Panorama – Lima	22,474	22,136	2016	DCF
Others	83,256	81,511	-	DCF / Appraisal
	794,532	744,552

Total	1,381,788	1,298,892

DCF: Discounted cash flow

(i)
Investment property portfolio has been classified by the Group as Level 3. During 2024 and 2023, there were no transfers between levels of hierarchy, see Note 3.4(w).
(ii)
As of December 31, 2024 and 2023, there are no liens on investment property.

(b)
The net gain on investment properties as of December 31, 2024, 2023 and 2022, consists of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Income from rental of investment property	71,080	65,961	65,485
Gain on valuation of investment property	60,260	7,111	19,146
Loss on sale (e)	(3,176)	-	-
Total	128,164	73,072	84,631

(c)
The movement of investment property for the years ended December 31, 2024, 2023 and 2022, is as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,298,892	1,287,717	1,224,454
Additions (d)	61,812	16,903	34,760
Sales (e)	(39,176)	-	-
Valuation gain	60,260	7,111	19,146
Net transfers, Note 3.4(n)	-	(12,839)	9,357
End of year balances	1,381,788	1,298,892	1,287,717

(d)
During 2024 and 2023, the main additions correspond to partial purchases of the “Pardo (Vivanda)” building, which was purchased in its entirety from a related party, in cash; and disbursements related to the construction of the building “Orquideas (San Isidro)”, located in Lima.

(e)
During 2024, Interseguro sold, for cash and at market value, a land located in Piura to a related entity. The loss generated by this sale amounted to S/3,176,000, and was recorded in the caption “Net gain from investment properties” in the consolidated income statement.

(f)
Fair value measurement – Investment property and investment property under construction

Valuation techniques -

The discounted cash flow (“DCF”) method is used for completed shopping malls, buildings and investment property built on land leases and owned lands.

This method involves the projection of a series of periodic cash flows at present value through a discount rate. The periodic calculation of the cash flows is normally determined as rental income net of operating expenses. The series of periodic net operating income, together with an estimation of the terminal value (which uses the traditional valuation method) at the end of the projection period, is discounted at present value. The sum of the net current values is equal to the investment property’s fair value.

The fair value of land is determined based on the value assigned by an external appraiser. The external appraiser uses the market comparable method. Under this method, a property’s fair value is estimated based on comparable transactions.

The unit of comparison applied by the Group is the price per square meter. Following are the minimum ranges, maximum ranges and the average price for the main lands, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	3,961	7,987	5,672
Miraflores – Lima	3,589	5,961	4,699
Ate Vitarte - Lima	1,183	1,546	1,357
San Martin de Porres – Lima	1,076	1,398	1,268
Piura	672	797	724

Main assumptions

Below is a brief description of the assumptions considered in the determination of cash flows as of December 31, 2024 and 2023:

-
ERV (Estimated Rental Value) -

Corresponds to the Estimated Rental Value, that is, the rent amount under which the space could be rented considering the prevailing market conditions at the valuation date.

-
Long-term inflation -

It is the increase in the general level of prices expected in Peru for the long term.

-
Long-term occupancy rate -

It is the expected occupancy level of lessees in the leased properties.

-
Average growth rate of rental income -

It is the rate that expresses the rental income growth and includes growth factors of the industry, inflation rates, stable exchange rate, per capita income and increasing expenses.

-
Average Net Operating Income (NOI) margin -

It is projected from the rental income from leasable areas, by property and marketing income, minus costs related to administration fees, other administrative expenses, insurance, taxes and other expenses.

-
Discount rate -

It reflects the current market risk and the uncertainty associated with obtaining cash flows.

The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2024	2023
Average ERV	US$144.3	US$129.3
Long-term inflation	3.0%	2.9%
Long-term occupancy rate	97.5%	97.1%
Average growth rate of rental income	2.5%	3.1%
Average NOI margin	93.6%	93.0%
Discount rate	9.3%	9.6%

Sensitivity analysis -

The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2024	2023
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	3,839	20,853
Decrease	-0.25%	(3,837)	(16,791)
Long-term inflation (basis) -
Increase	+0.25%	15,836	17,833
Decrease	-0.25%	(15,404)	(13,824)
Discount rate (basis) -
Increase	+0.5%	(56,868)	(50,337)
Decrease	-0.5%	66,193	62,076

Likewise, a significant increase (decrease) in the price per square meter of the land lots could result in a significantly higher (lower) fair value measurement.

(g)
Below are the nominal amounts of the future minimum fixed rental income of the Group’s investment property (operating leases):

	2024	2023
Year	S/(000)	S/(000)
Within 1 year	72,831	69,078
After 1 year but not more than 5 years	249,668	255,898
Over 5 years	750,179	855,949
Total	1,072,678	1,180,925

The minimum rental income is computed considering a period between 20 and 26 years as of December 31, 2024 (between 20 and 27 years as of December 31, 2023).